Expense Example, No Redemption (Vanguard Short-Term Federal Fund Retail)	Vanguard Short-Term Federal Fund Vanguard Short-Term Federal Fund - Investor Shares 2/1/2014 - 1/31/2015 USD ($)	Vanguard Short-Term Federal Fund Vanguard Short-Term Federal Fund - Admiral Shares 2/1/2014 - 1/31/2015 USD ($)
Expense Example, No Redemption:
1 YEAR	20	10
3 YEAR	64	32
5 YEAR	113	56
10 YEAR	255	128